INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 4,157,389	$ 2,771,592